Share capital	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Share capital
19. Share capital
As at March 31, 2024, the authorized share capital was £6,100 divided into 60,000,000 ordinary shares of 10 pence each and 1,000,000 preferred shares of 10 pence each. The Company had 45,684,145 ordinary shares outstanding as at March 31, 2024. There were no preferred shares outstanding as at March 31, 2024.
As at March 31, 2023, the authorized share capital was £6,100 divided into 60,000,000 ordinary shares of 10 pence each and 1,000,000 preferred shares of 10 pence each. The Company had 48,360,817 ordinary shares outstanding as at March 31, 2023. There were no preferred shares outstanding as at March 31, 2023.
Treasury shares
During the year ended March 31, 2021, the shareholders of the Company authorized a new share repurchase program for the repurchase of up to 3,300,000 of the Company’s ADSs, each representing one ordinary share, at a price range of $10 to $110 per ADS. Pursuant to the terms of the repurchase program, the Company’s ADSs may be purchased in the open market from time to time for 36 months from April 1, 2021 to March 31, 2024. The Company is not obligated under the repurchase program to repurchase a specific number of ADSs, and the repurchase program may be suspended at any time at the Company’s discretion. The Company intends to fund the repurchase with cash on hand.
During the year ended March 31, 2022, the Company purchased 1,100,000 ADSs in the open market for a total consideration of $85,038 (including transaction costs $11
)
under the above-mentioned share repurchase program. The Company funded the repurchases under the repurchase program with cash on hand. During the year ended March 31, 2022, the Company received authorization from the Board of Directors to cancel, and cancelled, 2,200,000 ADSs that were held as treasury shares for an aggregate cost of $163,711 (including share cancellation charges $110
)
. The effect of the cancellation of these treasury shares was recognized in share capital amounting to $302 and in share premium amounting to $163,409, in compliance with Jersey law. There was no effect on the total shareholders’ equity as a result of this cancellation.
During the year ended March 31, 2023, the Company purchased 1,100,000 ADSs in the open market for a total consideration of $81,631 (including transaction costs $11
)
under the above-mentioned share repurchase program. The Company funded the repurchases under the repurchase program with cash on hand. During the year ended March 31, 2023, the Company received authorization from the Board of Directors to cancel, and cancelled, 1,100,000 ADSs that were held as treasury shares for an aggregate cost of $81,686 (including share cancellation charges $55
)
. The effect of the cancellation of these treasury shares was recognized in share capital amounting to $134 and in share premium amounting to $81,552, in compliance with Jersey law. There was no effect on the total shareholders’ equity as a result of this cancellation.
During the year ended March 31, 2024, the Company purchased 1,100,000 ADSs in the open market for a total consideration of $85,622 (including transaction costs $11
)
under the above-mentioned share repurchase program and concluded the program. The Company funded the repurchases under the repurchase program with cash on hand. During the year ended March 31, 2024, the Company received authorization from the Board of Directors to cancel, and cancelled, 1,100,000 ADSs that were held as treasury shares for an aggregate cost of $85,677 (including share cancellation charges $55
)
. The effect of the cancellation of these treasury shares was recognized in share capital amounting to $140 and in share premium amounting to $85,537, in compliance with Jersey law. There was no effect on the total shareholders’ equity as a result of this cancellation.
During the year ended March 31, 2024, the shareholders of the Company authorized a new share repurchase program for the repurchase of up to 3,300,000 of the Company’s ADSs, each representing one ordinary share, at a price range of $10 to $180 per ADS. Pursuant to the terms of the repurchase program, the Company’s ADSs may be purchased in the open market from time to time for 42 months from October 1, 2023 to March 31, 2027. The Company is not obligated under the repurchase program to repurchase a specific number of ADSs, and the repurchase program may be suspended at any time at the Company’s discretion. The Company may fund the repurchases with internal or external sources.
During the year ended March 31, 2024, the Company purchased 2,200,000 ADSs in the open market for a total consideration of $129,680 (including transaction costs $22
)
under the above-mentioned share repurchase program. During the year ended March 31, 2024, the Company received authorization from the Board of Directors to cancel, and cancelled, 2,200,000 ADSs that were held as treasury shares for an aggregate cost of $129,790 (including share cancellation charges $110
)
. The effect of the cancellation of these treasury shares was recognized in share capital amounting to $280, in share premium amounting to $41,112 and in retained earnings amounting to $88,398, in compliance with Jersey law. There was no effect on the total shareholders’ equity as a result of this cancellation.